Income Taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Taxes

Note 13. Income Taxes

The Company’s pre-tax income (loss) by jurisdiction was as follows for the years ending December 31, 2024 and December 31, 2023:

	Year ended December 31, 2023
	2024	2023

Domestic	$(25,047,740)	$(25,567,244)
Foreign	(3,513,957)	3,545
Total	(28,561,697)	(25,563,699)

The provision for income taxes for continuing operations for the year ended December 31, 2024 and 2023 consist of the following

	Year ended December 31, 2024
	2024	2023
Current Income Taxes
Federal	$0	$0
State	26,315	60,000
Foreign	0	0
Total current income taxes	26,315	60,000

Deferred Income Taxes
Federal	-	-
State	-	-
Foreign	-	-
Total deferred income taxes	-	-
Total Income Tax Expense (benefit)	$26,315	$60,000

A reconciliation between the amount of reported income tax expense (benefit) and the amount computed by multiplying income from continuing operations before income taxes by the statutory federal income tax rate is shown below. Income tax expense for the year ended December 31, 2024 includes state minimum taxes, permanent differences, and deferred tax assets for which a full valuation allowance has been placed.

	Year ended December 31, 2024
	2024	2023

Tax Expense at statutory federal rate of 21%	$(5,510,503)	$(5,369,121)
State income taxes, net of federal income tax benefit	26,315	60,000
Foreign Rate Differential	319	319
Permanent Differences	1,203,361	1,203,361
Other - Misc.
Change in Valuation Allowance	4,306,823	4,165,441
Income tax expense (benefit)	26,315	60,000

Deferred income taxes reflect the tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amount used for income tax purposes. The following table discloses those significant components of our deferred tax assets and liabilities, including any valuation allowance:

	2024	2023
Long-term deferred tax assets:
Federal Net Operating Loss Carryforwards	$36,378,116	$36,378,116
Intangible Assets	1,492,426	1,492,426
Accrued Compensation & Benefits	863,049	863,049
Foreign Net Operating Loss Carryforwards	773,134	773,134
Stock Compensation	-	-
State Net Operating Loss Carryforwards	-	-
Other	19,540	19,540
Total deferred tax assets before valuation allowance	39,526,265	39,526,265
	-	-
Deferred tax liabilities:	-	-
Fixed Assets	316	316
Intangible Assets	-	-
Total deferred tax liabilities	316	316

Valuation Allowance	(39,525,950)	(39,525,950)
Net deferred tax assets and liabilities	$-	$-

For the year ended December 31, 2024, the valuation allowance increased by $10,265,807. The Company believes a full valuation allowance against the net deferred tax asset is appropriate at this time. The Company will continue to evaluate the realizability of its deferred tax assets in future years.

At December 31, 2024, our carryforwards available to offset future taxable income consisted of federal net operating loss (“NOL”) carryforwards of approximately $173,229,125. Of this total $22,050,149 expires between 2035 and 2037 and $151,178,976 of which has no expiration date.

We account for uncertain tax positions in accordance with ASC 740-10-25, which prescribes a comprehensive model for the financial statement recognition, measurement, presentation and disclosure of uncertain tax positions taken or expected to be taken in income tax returns. We have not recorded any unrecognized tax benefits as of December 31, 2024.

Our practice is to recognize interest and penalties related to income tax matters in income tax expense in our consolidated statements of operations.

The Company files U.S. federal and state returns. The Company’s foreign subsidiaries also file local tax returns in their jurisdiction. From a U.S. federal, state, Mexican and United Kingdom perspective the years that remain open to examination are consistent with each jurisdiction’s statute of limitations. The Company has not filed its 2023 and 2024 U.S. federal and state corporate income tax returns. The Company’s foreign subsidiaries in Mexico and the United Kingdom are current with the filing of their tax returns through 2023. The Company expects to file U.S. federal and state tax returns for 2023 and 2024 as soon as possible. While the Company is in a net loss position and expects no income tax amounts to be due except for minimum state and local income taxes, the Company is at risk of penalties for failure to file. As of the date of this Report, the Company has not been informed that such penalties have been assessed, therefore no accrual for such has been recorded in the Company’s financial statements. The Company’s federal income tax returns for the years 2020-2023 remain subject to examination by the Internal Revenue Service. The state returns for 2019-2023 are also open for examination.